Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		¥ 20,970,481	$ 2,917,267	¥ 6,728,054
Less: accumulated depreciation		(3,564,579)	(495,879)	(3,200,069)
Property, Plant and Equipment, Net		17,405,902	2,421,388	3,527,985
Less: impairment charges		(1,748,022)	(243,173)	(2,404,009)
Property and equipment, net		15,657,880	2,178,215	1,123,976
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		912,927	127,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		13,744,221	1,912,000
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		1,485,841	206,700	1,485,841
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		2,116,562	294,441	2,033,203
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		1,238,050	172,229	1,139,270
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		1,472,880	204,897	1,413,753
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	[1]			¥ 655,987

[1]	Construction in progress was fully impaired for the year ended December 31, 2023 and written off for the year ended December 31, 2024.